CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounts and Notes Receivable, Net, Current	¥ 25,446	¥ 4,475
Accounts and notes payable current	1,069,108	1,001,371
Advances from customers	99,632	112,613
Amounts due to related parties	5,415	124,192
Accrued expenses and other liabilities current	365,718	335,488
Income tax payables	43,343	50,962
Lease liabilities, current	11,312	9,481
Accrued expenses and other liabilities non current	7,558	3,400
Lease liabilities, non current	7,596	11,693
VIEs
Accounts and notes payable current	545,966	860,454
Advances from customers	89,303	109,162
Amounts due to related parties	5,415	124,192
Accrued expenses and other liabilities current	284,830	298,856
Income tax payables	16,231	47,242
Lease liabilities, current	6,988	6,333
Accrued expenses and other liabilities non current	7,558	3,400
Lease liabilities, non current	4,571	6,484
Related Party
Accounts and Notes Receivable, Net, Current	368	61
Accounts and Other Receivables, Net, Current	104	9
Third Party
Accounts and Notes Receivable, Net, Current	¥ 34,385	¥ 9,246
Class A Ordinary Shares
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	105,516,779	104,163,686
Common stock, shares outstanding | shares	105,516,779	104,163,686
Class B Ordinary Shares
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	103,214,547	103,554,546
Common stock, shares outstanding | shares	103,214,547	103,554,546